Product Sales Expense - Summary of Product Sales Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about product sales expense [line items]
Operating costs	$ 85,688,084	$ 53,599,792
Product sales [member]
Disclosure of detailed information about product sales expense [line items]
Employee related	1,629,851	1,427,602
Product cost and support	2,207,057	2,031,707
Professional fees	418,385	279,013
Office related	298,672	253,672
Stock based compensation	372,223	398,388
Insurance	14,749	54,326
Depreciation and amortization	56,907	44,863
Foreign exchange	(294)	13,539
Operating costs	$ 4,997,550	$ 4,503,110